Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Sales of oil and gas produced, net of production costs	$ (34,933)	$ (41,751)	$ (54,470)
Net changes in prices and production costs	37,159	(96,667)	77,278
Extensions and discoveries	921	540	3,078
Development cost incurred during the year	6,011	8,657	5,738
Changes in estimated development costs	(7,629)	(6,012)	(5,523)
Reserves revisions and timing changes	13,860	16,737	15,773
Accretion of discount of pre-tax net cash flows	7,192	18,679	9,749
Net changes in production and excess gains taxes	3,691	64,747	(24,927)
Aggregate change in standardized measure of discounted future net cash flows	26,272	(35,070)	26,696
As of January 1	27,852	62,922	36,226
As of December 31	54,124	27,852	62,922
Change	$ 26,272	$ (35,070)	$ 26,696